Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,464	$ 11,014	$ 10,663	$ 12,388	$ 11,953	$ 11,555	$ 10,615	$ 10,546	$ 10,518	$ 9,916	$ 9,600
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 12,213	10,792	10,448	12,232	11,878	11,575	10,722	10,736	10,793	10,246	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,290	11,718	11,316	13,105	12,615	12,167	11,147	11,054	11,001	10,350	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 13,297	11,708	11,323	13,112	12,607	12,160	11,150	11,054	11,001	10,350	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	11,616	11,315	12,785	12,458	11,968	11,025	10,987	10,892	10,316	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,821	$ 11,616	$ 11,315	$ 12,785	$ 12,458	$ 11,968	$ 11,025	$ 10,987	$ 10,892	$ 10,316	$ 10,000